Financial and capital risk management (Details 6) bbl in Millions, $ in Millions	Jun. 30, 2025 USD ($) bbl	Dec. 31, 2024 USD ($) bbl
Bunker Oil Options [Member]
IfrsStatementLineItems [Line Items]
Notional amount per barrel | bbl	18,954,750	24,050,625
Fair value of liabilities	$ 6	$ 11
Bunker Oil Options [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	(10)
Bunker Oil Options [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	16
Freight forwards [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ (5)	$ (11)
Nominal amount of hedging instrument	4,380	3,240
Freight forwards [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	$ (4)
Freight forwards [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	(1)
Nickel forwards [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ (3)	$ (7)
Nominal amount of hedging instrument	3,478	4,978
Nickel forwards [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	$ (3)